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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2000
                                               -------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ulysses Offshore Fund, Ltd.
           --------------------------------------------------------------
Address:   Harbour Centre, 2nd Floor, P.O. Box 896
           --------------------------------------------------------------
           George Town, Grand Cayman, Cayman Islands, B.W.I.
           --------------------------------------------------------------

Form 13F File Number:  28-6860
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ulysses Management Offshore, LLC by Joshua Nash, Manager
         --------------------------------------------------------------
Title:   Manager
         --------------------------------------------------------------
Phone:   212-455-6200
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Joshua Nash                       New York                      11/14/00
---------------------               ------------                    -------
(Signature)                         (City, State)                    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                     0
                                            ---------------------------
Form 13F Information Table Entry Total:                33
                                            ---------------------------
Form 13F Information Table Value Total:     $        165,230
                                            ---------------------------
                                                (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                           ULYSSES OFFSHORE FUND, LTD.
                                 S.E.C. FORM 13F
                      FOR QUARTER ENDED SEPTEMBER 30, 2000

                                                                               ITEM 5:
                                   ITEM 2:         ITEM 3:       ITEM 4:      Shares or
         ITEM 1:                   Title of         Cusip          Fair       Principal
      Name of Issuer                Class          Number      Market Value    Amount
----------------------------------------------------------------------------------------
AMER TEL & TEL                 COMMON STOCK         001957109      2,737,750      93,200
LIBERTY MEDIA CORP.            COM LIB GRP A        001957208      5,486,400     304,800
ASSOCIATES FIRST CAPITAL       CL A                 046008108      7,721,600     203,200
BERKSHIRE HATHAWAY CL B        CL B                 084670207      6,417,000       3,100
BESTFOODS                      COMMON STOCK         08658U101      6,154,650      84,600
C CUBE MICROSYSTEMS            COMMON STOCK         12501N108      2,761,350     134,700
CABLEVISION SYSTEMS            CL A                 12686C109     15,603,331     235,300
CHASE MANHATTAN CORP           COMMON STOCK         16161A108      4,688,031     101,500
COMMSCOPE                      COMMON STOCK         203372107      3,525,550     143,900
CONSECO                        COMMON STOCK         208464107      2,581,825 338,600 PUT
ENERGIZER HOLDINGS             COMMON STOCK         29266R108        705,600      28,800
EXXON MOBIL CORP.              COMMON STOCK         30231G102      7,272,600      81,600
GEMSTAR-TV GUIDE INTL          COMMON STOCK         36866W106      6,034,508      69,213
GILLETTE CO.                   COMMON STOCK         375766102      2,608,938      84,500
HARCOURT GENERAL               COMMON STOCK         41163G101        212,400       3,600
IMS HEALTH INC.                COMMON STOCK         449934108      1,052,025      50,700
LIBERTY DIGITAL INC.           CL A                 530436104      1,342,575      66,300
MICROSOFT CORP                 COMMON STOCK         594918104      3,566,800      59,200
MICROSOFT CORP                 COMMON STOCK         594918104      4,078,925  67,700 PUT
NABISCO                        CL A                 629526104      4,187,125      77,900
NASDAQ 100 SHARES UNIT SER 1   UNIT SER 1           631100104      7,550,794      84,900
NET2PHONE INC.                 COMMON STOCK         64108N106      1,068,750      47,500
NEWS CORP.LTD.PFD.             SP ADR PFD           652487802     20,718,750     442,000
PACIFICARE HEALTH              COMMON STOCK         695112102      2,140,969  61,500 PUT
PARAMETRIC TECHNOLOGY          COMMON STOCK         699173100        630,000      57,600
S&P DEPOS.RECEIPTS             UNIT SER 1           78462F103     23,137,988     161,100
STAPLES                        COMMON STOCK         855030102      1,442,869     101,700
SUMMIT BANCORP INC.            COMMON STOCK         866005101      1,752,600      50,800
SYBRON INTL. CORP.             COMMON STOCK         87114F106      3,374,400     140,600
US BANCORP                     COMMON STOCK         902973106      3,849,300     169,200
WORLDCOM INC                   COMMON STOCK         98157D106      5,920,088     194,900
YAHOO                          COMMON STOCK         984332106      1,838,200      20,200
YAHOO                          COMMON STOCK         984332106      3,066,700  33,700 PUT




                                                          165,230,390.75


Table continued...

                           ULYSSES OFFSHORE FUND, LTD.
                                 S.E.C. FORM 13F
                      FOR QUARTER ENDED SEPTEMBER 30, 2000

                                          ITEM 6:                                        ITEM 8:
                                   INVESTMENT DISCRETION                         VOTING AUTHORITY SHARES
                                         (b) Shares              ITEM 7:
         ITEM 1:                         as Defined  (c) Shared  Managers
      Name of Issuer          (a) Sole   in Instr. V    Other    See Instr.V (a) Sole   (b) Shared    (c) None
----------------------------------------------------------------------------------------------------------------
AMER TEL & TEL                   X                                             X
LIBERTY MEDIA CORP.              X                                             X
ASSOCIATES FIRST CAPITAL         X                                             X
BERKSHIRE HATHAWAY CL B          X                                             X
BESTFOODS                        X                                             X
C CUBE MICROSYSTEMS              X                                             X
CABLEVISION SYSTEMS              X                                             X
CHASE MANHATTAN CORP             X                                             X
COMMSCOPE                        X                                             X
CONSECO                          X                                             X
ENERGIZER HOLDINGS               X                                             X
EXXON MOBIL CORP.                X                                             X
GEMSTAR-TV GUIDE INTL            X                                             X
GILLETTE CO.                     X                                             X
HARCOURT GENERAL                 X                                             X
IMS HEALTH INC.                  X                                             X
LIBERTY DIGITAL INC.             X                                             X
MICROSOFT CORP                   X                                             X
MICROSOFT CORP                   X                                             X
NABISCO                          X                                             X
NASDAQ 100 SHARES UNIT SER 1     X                                             X
NET2PHONE INC.                   X                                             X
NEWS CORP.LTD.PFD.               X                                             X
PACIFICARE HEALTH                X                                             X
PARAMETRIC TECHNOLOGY            X                                             X
S&P DEPOS.RECEIPTS               X                                             X
STAPLES                          X                                             X
SUMMIT BANCORP INC.              X                                             X
SYBRON INTL. CORP.               X                                             X
US BANCORP                       X                                             X
WORLDCOM INC                     X                                             X
YAHOO                            X                                             X
YAHOO                            X                                             X

